FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables) [Line Items]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Debt securities:
Government securities	13,082	18,971	12,938	18,831
Asset-backed securities	60	57	–	5
Corporate and other debt securities	11,036	5,119	8,783	4,151
	24,178	24,147	21,721	22,987
Treasury and other bills	439	221	439	221
Total financial assets at fair value through other comprehensive income	24,617	24,368	22,160	23,208